Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Capital market solutions services income (including income generated from related parties of US$13,565, US$1,152 and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	$ 0	$ 74,305	$ 87,535
Digital solutions and other services income (including income generated from related parties of nil, US$1,596 and US$ 2,554 for the years ended December 31, 2021, 2022 and 2023, respectively)	13,469	23,440	0
Fashion, arts and luxury media advertising and marketing services income (including income generated from related parties of nil, US$2,888 and US$2,726 for the years ended December 31, 2021, 2022 and 2023, respectively)	14,474	7,620	0
Hotel operations, hospitality and VIP services income	10,301	0	0
Dividend and gain from disposed financial assets at fair value through profit or loss and settled derivative financial assets (including net disposal gain from related parties of US$16,094, nil and nil for the years ended December 31, 2021, 2022 and 2023, respectively)	133,569	28,518	22,360
Net fair value changes on financial assets at fair value through profit or loss (except fair value change on derivative financial assets and gain from disposed financial assets at fair value through profit or loss and settled derivative financial assets)	(40,899)	(20,609)	76,867
Net fair value changes on derivative financial assets	0	61,897	(6,947)
Total revenue	130,914	175,171	179,815
Other income	22,942	18,063	16,149
Other gain	68,797	19,598	0
Impairment losses under expected credit loss model on financial assets	(4,988)	(501)	0
Other operating expenses	(29,351)	(22,801)	(10,779)
Staff costs	(20,083)	(16,504)	(12,296)
Finance costs	(8,199)	(859)	(1,650)
Share of losses of joint ventures	(2,335)	0	0
Net fair value changes on derivative financial liability	0	1,704	0
PROFIT BEFORE TAX	157,697	173,871	171,239
Income tax expense	(4,314)	(13,405)	(14,059)
PROFIT FOR THE YEAR	153,383	160,466	157,180
Attributable to:
- Ordinary shareholders	134,436	141,733	141,045
- Holders of perpetual securities	8,558	15,702	16,175
Non-controlling interests	10,389	3,031	(40)
PROFIT FOR THE YEAR	153,383	160,466	157,180
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
PROFIT FOR THE YEAR	153,383	160,466	157,180
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(2,382)	213	95
Share of other comprehensive expense of joint ventures	(306)	0	0
Cumulative exchange differences reclassified to profit or loss upon disposal of foreign operations	2,695	16	0
Item that will not be reclassified to profit or loss:
Exchange differences on translation from functional currency to presentation currency	(489)	2,103	(6,798)
OTHER COMPREHENSIVE INCOME FOR THE YEAR	(482)	2,332	(6,703)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	152,901	162,798	150,477
Owners of the parent:
- Ordinary shareholders	134,116	144,254	134,304
- Holders of perpetual securities	8,558	15,702	16,175
Non-controlling interests	10,227	2,842	(2)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 152,901	$ 162,798	$ 150,477
Common Class A [Member]
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	$ 0.37	$ 0.47	$ 0.62
Diluted	0	0.47	0.62
Common Class B [Member]
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Basic	0.37	0.47	0.62
Diluted	$ 0	$ 0.47	$ 0.62